INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

6.    INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.5% in 2023 (26.5% in 2022 and 2021) with income taxes in the consolidated statements of income:

	2023	2022	2021
Income taxes at domestic statutory tax rate	$274.3	$253.1	$231.5
(Reduction) increase resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	0.1	(0.5)	(5.7)
Tax consolidation transactions (note 25)	(33.8)	(48.9)	(47.0)
Other	(2.9)	(5.8)	1.5
Income taxes	$237.7	$197.9	$180.3

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2023	2022	2023	2022	2021
Loss carryforwards	$98.8	$—	$0.9	$—	$—
Decommissioning obligation	37.6	15.6	(0.3)	—	—
Defined benefit plans	4.8	3.4	(3.1)	—	(2.3)
Contract assets	(45.2)	(18.3)	13.8	(22.9)	(24.3)
Property, plant and equipment	(414.3)	(400.7)	8.3	(34.8)	(24.4)
Goodwill, intangible assets and other assets	(449.1)	(323.9)	19.2	(7.7)	7.4
Long-term debt and derivative financial instruments	(5.0)	(4.8)	0.7	3.9	(6.1)
Other	13.2	13.2	(14.9)	(4.0)	(5.5)
	$(759.2)	$(715.5)	$24.6	$(65.5)	$(55.2)

6.    INCOME TAXES (continued)

Changes in the net deferred income tax liability are as follows:

	Note	2023	2022
Balance at beginning of year		$(715.5)	$(762.7)
Recognized in income as continuing operations		(24.6)	65.5
Recognized in other comprehensive income		(1.2)	(14.3)
Business acquisitions	7	(17.9)	(4.0)
Balance at end of year		$(759.2)	$(715.5)

As of December 31, 2023, the Corporation had loss carryforwards for income tax purposes of $374.8 million available to reduce future taxable income, which will expire between 2029 and 2043. These losses have been recognized.

There are no income tax consequences attached to the payment of dividends or distributions by the Corporation to its shareholder.